Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Institutional, Class R6 and Class P Shares of the
Goldman Sachs Tactical Tilt Overlay Fund
(the “Fund”)
Supplement dated July 14, 2021 to the
Summary Prospectus (“Multi-Class Summary”) and Statutory Prospectus
(“Multi-Class Prospectus”) (with respect to Institutional and Class R6 Shares);
the Summary Prospectus (“Class P Summary” and, together with the Multi-Class
Summary, the “Summary Prospectuses”), Statutory Prospectus (“Class P Prospectus”
and, together with the Multi-Class Prospectus, the “Prospectuses”) (with respect to
Class P Shares); and the Statement of Additional Information (“SAI”),
each dated December 29, 2020, as supplemented to date
The Board of Trustees of Goldman Sachs Trust recently approved a change to the Fund’s benchmark index from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the twelfth paragraph under the “
Goldman Sachs Tactical Tilt Overlay Fund
—
Summary
—
Principal Strategy
” section in the Fund’s Prospectuses and the “
Principal Strategy
” section in the Fund’s Summary Prospectuses:
The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.
The following sentence is added after the first sentence under the “
Goldman Sachs Tactical Tilt Overlay Fund—Summary—Performance
” section in the Fund’s Prospectuses and the “
Performance
” section in the Fund’s Summary Prospectuses:
As of July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.
The following is added under the last row in the table under the “
Goldman Sachs Tactical Tilt Overlay Fund—Summary—Average Annual Total Return
” section in the Fund’s Multi-Class Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Multi-Class Summary:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) * *	2.28%	1.07%	0.99%

**
Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following is added under the last row in the table under the “
Goldman Sachs Tactical Tilt Overlay Fund
—Summary—Average
Annual Total Return
” section in the Fund’s Class P Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Class P Summary:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) *	2.28%	2.18%

*
Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

Institutional and Class R6 | Goldman Sachs Tactical Tilt Overlay Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Institutional, Class R6 and Class P Shares of the
Goldman Sachs Tactical Tilt Overlay Fund
(the “Fund”)
Supplement dated July 14, 2021 to the
Summary Prospectus (“Multi-Class Summary”) and Statutory Prospectus
(“Multi-Class Prospectus”) (with respect to Institutional and Class R6 Shares);
the Summary Prospectus (“Class P Summary” and, together with the Multi-Class
Summary, the “Summary Prospectuses”), Statutory Prospectus (“Class P Prospectus”
and, together with the Multi-Class Prospectus, the “Prospectuses”) (with respect to
Class P Shares); and the Statement of Additional Information (“SAI”),
each dated December 29, 2020, as supplemented to date
The Board of Trustees of Goldman Sachs Trust recently approved a change to the Fund’s benchmark index from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the twelfth paragraph under the “
Goldman Sachs Tactical Tilt Overlay Fund
—
Summary
—
Principal Strategy
” section in the Fund’s Prospectuses and the “
Principal Strategy
” section in the Fund’s Summary Prospectuses:
The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.
The following sentence is added after the first sentence under the “
Goldman Sachs Tactical Tilt Overlay Fund—Summary—Performance
” section in the Fund’s Prospectuses and the “
Performance
” section in the Fund’s Summary Prospectuses:
As of July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.
The following is added under the last row in the table under the “
Goldman Sachs Tactical Tilt Overlay Fund—Summary—Average Annual Total Return
” section in the Fund’s Multi-Class Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Multi-Class Summary:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) * *	2.28%	1.07%	0.99%

**
Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

Class P | Goldman Sachs Tactical Tilt Overlay Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Institutional, Class R6 and Class P Shares of the
Goldman Sachs Tactical Tilt Overlay Fund
(the “Fund”)
Supplement dated July 14, 2021 to the
Summary Prospectus (“Multi-Class Summary”) and Statutory Prospectus
(“Multi-Class Prospectus”) (with respect to Institutional and Class R6 Shares);
the Summary Prospectus (“Class P Summary” and, together with the Multi-Class
Summary, the “Summary Prospectuses”), Statutory Prospectus (“Class P Prospectus”
and, together with the Multi-Class Prospectus, the “Prospectuses”) (with respect to
Class P Shares); and the Statement of Additional Information (“SAI”),
each dated December 29, 2020, as supplemented to date
The Board of Trustees of Goldman Sachs Trust recently approved a change to the Fund’s benchmark index from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the twelfth paragraph under the “
Goldman Sachs Tactical Tilt Overlay Fund
—
Summary
—
Principal Strategy
” section in the Fund’s Prospectuses and the “
Principal Strategy
” section in the Fund’s Summary Prospectuses:
The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.
The following sentence is added after the first sentence under the “
Goldman Sachs Tactical Tilt Overlay Fund—Summary—Performance
” section in the Fund’s Prospectuses and the “
Performance
” section in the Fund’s Summary Prospectuses:
As of July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.
The following is added under the last row in the table under the “
Goldman Sachs Tactical Tilt Overlay Fund
—Summary—Average
Annual Total Return
” section in the Fund’s Class P Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Class P Summary:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) *	2.28%	2.18%

*
Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.